Significant Accounting Policies and Practices (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies and Practices (Details) [Line Items]
Uninsured cash balance	$ 631,144			$ 0
Total assets	0		$ 0
Goodwill Acquired	5,415		5,450
Goodwill	8,073,026		5,415
Impairment charge of goodwill	0		0	0
Impairment charge of intangible assets	0			13,334
Finite-Lived Intangible Assets, Net	7,683,050		103,550
Amortization expense	244,867	$ 0
Branded articles			2,500
Promotional discounts amount	9.99
Free trials amount	99
Deferred revenue	427,987		146,950
Dividend yield			0
Deemed dividend			30,946,827	32,554,410
Marketable equity securities			67,676	0
Conversion amount		$ 222,340
Deferred revenue			266,037
Minimum [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Contract amounts for partner and monthly services clients	5,000
Fixed fees	5,000		$ 5,000
Branded challenges	10,000
Branded articles	$ 2,500
Vesting period	1 year		1 year
Conversion amount			$ 0
Contract amounts for partner and monthly services clients			5,000
Branded challenges			10,000
Maximum [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Contract amounts for partner and monthly services clients	$ 45,000
Fixed fees	60,000		60,000
Branded challenges	25,000
Branded articles	$ 10,000		$ 10,000
Vesting period	3 years		3 years
Conversion amount			$ 5,415
Contract amounts for partner and monthly services clients			12,000
Branded challenges			25,000
Accounts Receivable and Allowances [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Bad debt expense	$ 0
Bad debt expense			$ 0	$ 22,540